SUMMARY PROSPECTUS AUGUST 30, 2019

AB Government Money Market Portfolio

Ticker: Class A–AEAXX; Class B–AEBXX; Class C–AECXX; Advisor Class–AEYXX; Class K–AEKXX;

Class I–AIEXX; Class 1–AGRXX; Class AB–MYMXX; Institutional Class–GMOXX;

Premium Class–GMPXX; Select Class–GMSXX; Investor Class–GMNXX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated August 30, 2019, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Portfolio’s Prospectus, reports to shareholders and other information about the Portfolio, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (877) 241-7645, or ask any financial advisor, bank, or broker-dealer who offers shares of the Portfolio.

PRO-0110-FIS-0819

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Portfolio at (800) 221-5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Portfolio, you can call the Portfolio at (800) 221-5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

INVESTMENT OBJECTIVE:

The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein, L.P., the Portfolio’s investment adviser (the “Adviser”). More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolio—Sales Charge Reduction Programs for Class A shares on page 13 of the Portfolio’s Prospectus, in Appendix B—Financial Intermediary Waivers to the Portfolio’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A shares on page 37 of the Portfolio’s SAI.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)	Class C Shares	Advisor Class, Class K, Class I, Class 1, Class AB, Institutional Class, Premium Class, Select Class and Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(a)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(b)	4.00%(c)	1.00%(d)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB		Institutional Class		Premium Class		Select Class		Investor Class
Management Fees	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%		.20%		.20%		.20%		.20%
Fee Waiver	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%		(.10)%		(.10)%		(.10)%		(.10)%

Net Management Fees(e)	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%		.10%		.10%		.10%		.10%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	.75%	None	.25%	None	.10%	None		None		.05%		.10%		.15%

Other Expenses:
Transfer Agent	.14%	.21%	.16%	.15%	.05%	.02%	.01%	.00%	(f)	.00%	(f)	.00%	(f)	.00%	(f)	.01%
Other Expenses	.01%	.01%	.01%	.01%	.01%	.01%	.01%	.01%		.01%		.01%		.01%		.01%

Total Other Expenses	.15%	.22%	.17%	.16%	.06%	.03%	.02%	.01%		.01%		.01%		.01%		.02%

Total Annual Portfolio Operating Expenses	.50%	1.32%	1.02%	.26%	.41%	.13%	.22%	.11%		.11%		.16%		.21%		.27%

(a)

A sales charge of up to 4.25% may be imposed upon an exchange of Class A shares for the Class A shares of other AB Mutual Funds with sales charges. See Investing in the Fund—The Different Share Class Expenses—Sales Charges—Class A Shares on page 12 of this Prospectus.

(b)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(c)

Class B shares automatically convert to Class A shares after eight years or on November 7, 2019, whichever is earlier. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.

(d)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

(e)

The Management Fee is .20% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until August 31, 2020. The waiver agreement may be terminated or changed only with the consent of the Portfolio’s Board of Directors.

(f)	Amount is equal to less than .005%.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class	Premium Class	Select Class	Investor Class
After 1 Year	$51	$534	$204	$27	$42	$13	$23	$11	$11	$16	$22	$28

After 3 Years	$182	$640	$346	$106	$153	$64	$93	$57	$57	$63	$68	$74

After 5 Years	$325	$767	$607	$192	$275	$119	$170	$108	$108	$113	$118	$125

After 10 Years	$740	$1,469	$1,354	$446	$631	$283	$396	$258	$258	$263	$268	$274

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$134	$104

After 3 Years	$440	$346

After 5 Years	$767	$607

After 10 Years	$1,469	$1,354

PRINCIPAL STRATEGIES:

The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.

The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”) and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.

The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.

As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification, and liquidity of the Portfolio’s investments. Among other things, Rule 2a-7 requires that the Portfolio’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a dollar weighted average maturity of no more than 60 days, and (iii) a dollar weighted average life to maturity of no more than 120 days. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio’s investments in illiquid securities to 5% of its total assets.

The Portfolio may also invest in when-issued securities related to the types of securities in which it is permitted to invest and the securities of other money market funds to the extent permitted under the Investment Company Act of 1940, as amended.

PRINCIPAL RISKS:

•

Money Market Fund Risk: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Under Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board of Directors, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Portfolio’s Board of Directors has determined not to impose liquidity fees on, or suspend, redemptions.

•

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

•

Credit Risk: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

•

Illiquid Investments Risk: Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

•

Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	the Portfolio’s average annual returns for one, five and ten years.

The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future. The Portfolio adopted a multiple-class plan effective June 1, 2016. Upon the adoption of the multiple-class plan by the Portfolio, the original share class of the Portfolio (“original share class”) was renamed Class AB shares. Accordingly, the performance information presented below for the Class AB shares for periods prior to June 1, 2016 is the performance information of the original share class that existed prior to such date. An advisory fee for the Portfolio was implemented effective June 1, 2016 and prior to that time the Portfolio did not pay an advisory fee. Accordingly, historical performance information for all periods prior to June 1, 2016 does not reflect the Portfolio’s payment of an advisory fee. If such fee had been in place, investment performance would have been lower than what is indicated below.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class AB shares, or, for periods prior to June 1, 2016 as noted above, the original share class. Through June 30, 2019, the year-to-date unannualized return for the Portfolio’s Class AB shares was 1.17%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 0.54%, 4th quarter, 2018; and Worst Quarter was up 0.02%, 2nd quarter, 2015.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A*	0.51%	0.32%	0.10%
Class B*	-2.54%	-0.33%	-0.64%
Class C*	0.49%	-0.27%	-0.58%
Advisor Class*	1.51%	0.52%	0.32%
Class K*	1.64%	0.22%	-0.04%
Class I*	1.69%	0.48%	0.26%
Class 1*	1.69%	0.50%	0.27%
Class AB	1.70%	0.58%	0.37%
Institutional Class*	1.71%	0.59%	0.37%
Premium Class*	1.65%	0.53%	0.32%
Select Class*	1.60%	0.48%	0.27%
Investor Class*	1.55%	0.43%	0.22%

*

Inception dates: June 1, 2016 for Institutional Class shares, November 10, 2017 for Class A, Class B, Class C, Advisor Class, Class K, Class I and Class 1 shares and July 17, 2019 for Premium Class, Select Class and Investor Class shares. Performance information for periods prior to the inception of Class A, Class B, Class C, Advisor Class, Class K, Class I, Class 1 and Institutional Class shares is the performance of Class AB shares. Performance information for periods prior to the inception of Premium Class, Select Class and Investor Class shares is the performance of Class AB shares adjusted to reflect the respective expense ratios of the Premium Class, Select Class and Investor Class shares.

You may obtain the most current seven-day yield information of the Portfolio by calling (800) 221-5672 or your financial intermediary.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which may be subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs (Class B shares are not currently offered to new investors)	$2,500	$50
Class AB (only available to other registered investment companies or collective investment trusts advised by the Adviser and other affiliated accounts, and for the investment of cash collateral related to the AB Mutual Funds’ securities lending programs)	None	None
Automatic Investment Program	None	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A, Class K and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio.	None	None
Class 1 shares (only available to private clients of Sanford C. Bernstein & Co. LLC, and the Bernstein Global Wealth Management unit of the Adviser and certain institutional clients of the Adviser)	$100,000	None
Institutional Class shares (only available to institutional investors)	$20,000,000	None
Premium Class shares (only available through financial intermediaries, such as broker-dealers or banks, approved by the Adviser or AllianceBernstein Investments, Inc. (“ABI”))	$5,000,000	None
Select Class shares (only available through financial intermediaries, such as broker-dealers or banks, approved by the Adviser or ABI)	$1,000,000	None
Investor Class shares (only available through financial intermediaries, such as broker-dealers or banks, approved by the Adviser or ABI)	$100,000	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672 (or (877) 241-7645 with respect to Institutional Class, Premium Class, Select Class and Investor Class shares)).

TAX INFORMATION

The Portfolio may make income dividends or capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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